Parent Only Financial Information (Tables) - AGBA Group Holding Limited [Member]	12 Months Ended
Dec. 31, 2023
Parent Only Financial Information [Line Items]
Schedule of Condensed Balance Sheets	The following presents condensed parent company only financial information of AGBA Group Holding Limited.
	As of December 31,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$129,660	$85,955
Restricted cash	—	15,356,580
Amounts due from the holding company	133,070	—
Amounts due from subsidiaries	908,811	—
Deposit, prepayments, and other receivables	453,620	1,715
Total current assets	1,625,161	15,444,250

Non-current assets:
Investments in subsidiaries	13	13
Total non-current assets	13	13

TOTAL ASSETS	$1,625,174	$15,444,263

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Other payable and accrued liabilities	$3,738,639	$6,577,351
Amounts due to subsidiaries	13	13
Amounts due to the related companies	—	1,327,107
Forward share purchase liability	—	13,491,606
Total current liabilities	3,738,652	21,396,077

Long-term liabilities:
Warrant liabilities	—	4,548
Total long-term liabilities	—	4,548

TOTAL LIABILITIES	3,738,652	21,400,625

Commitments and contingencies (Note 24)

Shareholders’ deficit:
Ordinary shares, $0.001 par value; 200,000,000 shares authorized, 68,661,998 and 58,376,985 shares issued and outstanding as of December 31, 2023 and 2022, respectively	68,662	58,377
Ordinary shares to be issued	4,854	1,665
Additional paid-in capital	19,507,136	1,867,335
Accumulated deficit	(21,694,130)	(7,883,739)
Total shareholders’ deficit	(2,113,478)	(5,956,362)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$1,625,174	$15,444,263

Schedule of Condensed Statements of Operations
	For the years ended December 31,
	2023	2022
Operating cost and expenses:
Share-based compensation expense	$(9,932,762)	$(2,088,725)
Other general and administrative expenses	(3,764,618)	(479,407)
Total operating cost and expenses	(13,697,380)	(2,568,132)

Loss from operations	(13,697,380)	(2,568,132)

Other income (expense):
Change in fair value of warrant liabilities	4,548	8,952
Change in fair value of forward share purchase liability	(82,182)	(5,392,293)
Loss on settlement of forward share purchase agreement	(378,895)	—
Sundry income	343,518	67,734
Total other expense, net	(113,011)	(5,315,607)

Loss before income taxes	(13,810,391)	(7,883,739)

Income tax expense	—	—

NET LOSS	$(13,810,391)	$(7,883,739)

Schedule of Condensed Statement of Cash Flows
	For the years ended December 31,
	2023	2022
Cash flows from operating activities:
Net loss	$(13,810,391)	$(7,883,739)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	9,932,762	2,088,725
Change in fair value of warrant liabilities	(4,548)	(8,952)
Change in fair value of forward share purchase liability	82,182	5,392,293
Loss on settlement of forward share purchase agreement	378,895	—

Change in operating assets and liabilities:
Deposits, prepayments, and other receivables	(17,035)	(1,715)
Other payables and accrued liabilities	1,161,288	(839,181)
Net cash used in operating activities	(2,276,847)	(1,252,569)

Cash flows from financing activities:
(Repayment to) advances from related companies	(933,655)	1,338,524
Settlement of forward share purchase agreement	(13,952,683)	—
Proceeds from private placement	1,850,310	—
Cash proceeds from reverse recapitalization, net of redemption	—	15,356,580
Net cash (used in) provided by financing activities	(13,036,028)	16,695,104

Net change in cash, cash equivalent and restricted cash	(15,312,875)	15,442,535

BEGINNING OF YEAR	15,442,535	—

END OF YEAR	$129,660	$15,442,535
	As of December 31,
	2023	2022
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	$129,660	$85,955
Restricted cash	—	15,356,580

Total cash, cash equivalents and restricted cash	$129,660	$15,442,535